Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cost of revenue and operating expenses:
Loss from operations	$ (5,000)
Other income (expense)
Net loss	$ (5,000)	$ (713,794)	$ (1,420,405)	$ (2,134,199)
Other comprehensive income (loss):
Basic net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Diluted net loss per common share (in dollars per share)	$ (5,000)	$ (713,794)		$ (2,134,199)
Basic weighted average shares outstanding (in shares)	1	1		1
Diluted weighted average shares outstanding (in shares)	1	1		1
Adagio Medical Inc
Revenue				$ 280,000	$ 181,000	$ 300,000	$ 189,000
Cost of revenue and operating expenses:
Cost of revenue				1,224,000	719,000	1,306,000	875,000
Research and development				6,334,000	9,207,000	15,399,000	17,855,000
Selling, general, and administrative				8,196,000	3,783,000	11,537,000	5,372,000
Total cost of revenue and operating expenses				15,754,000	13,709,000	28,242,000	24,102,000
Loss from operations				(15,474,000)	(13,528,000)	(27,942,000)	(23,913,000)
Other income (expense)
Convertible notes fair value adjustment				2,531,000	(3,649,000)	(8,486,000)
Warrant liabilities fair value adjustment				14,000	(60,000)	(42,000)
Interest expense				(1,514,000)	(597,000)	(1,659,000)	(137,000)
Interest income				3,000		3,000	39,000
Other (expense) income, net				(38,000)	10,000	(20,000)	338,000
Total other income (expense), net				996,000	(4,296,000)	(10,204,000)	240,000
Net loss				(14,478,000)	(17,824,000)	(38,146,000)	(23,673,000)
Other comprehensive income (loss):
Foreign currency translation adjustment				5,000	(5,000)	(11,000)	24,000
Comprehensive loss				$ (14,473,000)	$ (17,829,000)	$ (38,157,000)	$ (23,649,000)
Basic net loss per common share (in dollars per share)				$ (18.56)	$ (23.49)	$ (50.20)	$ (31.50)
Diluted net loss per common share (in dollars per share)				$ (18.56)	$ (23.49)	$ (50.20)	$ (31.50)
Basic weighted average shares outstanding (in shares)				779,908	758,942	759,814	751,568
Diluted weighted average shares outstanding (in shares)				779,908	758,942	759,814	751,568